DEFERRED INCOME TAX (Changes in deferred income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax [Abstract]
At the beginning of the year	$ (523,209)	$ (511,456)
Acquisition of business (note 3)	13,686	0
Translation differences	(1,052)	3,351
Effect of changes in tax law on deferred income tax	7,455	2,028	$ 3,080
Withholding tax on dividend distributions	0	(2,690)	4,177
Credits (Charges) directly to other comprehensive income	4,808	2,379
Deferred tax (charge) credit	106,047	(16,821)
At the end of the year	$ (392,265)	$ (523,209)	$ (511,456)